K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

May 17, 2024
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Neuberger Berman Municipal Fund Inc. and Neuberger Berman Next Generation Connectivity Fund Inc. (each a “Fund” and together, the “Funds”)
Joint Preliminary Proxy Statement on Schedule 14A; File Nos. 811-21168 and 811-23635

Ladies and Gentlemen:

On behalf of the Funds, transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a joint preliminary proxy statement (the “Proxy Statement”).  The Proxy Statement asks stockholders of each Fund to consider and vote on a proposal to elect directors.

Pursuant to Rule 14a-6(a), we are filing this as a preliminary proxy statement because each Fund has received notice from a stockholder of the Fund of its intent to nominate a director nominee that is different from those included in the Funds’ Proxy Statement, and the Fund has commented on such potential solicitation in opposition. But for each such potential solicitation in opposition, the Funds would not have filed a preliminary proxy statement.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.  Thank you for your attention to this matter.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez